Share-based compensation - Summary of Assumptions Used to determine the Fair Value of Stock Options (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Share-based compensation
Dividend yield	0.00%
Expected volatility	124.86%
Expected term	10 years
Exercise multiple	2.8
Fair value of ordinary share	$ 0.12
Maximum
Share-based compensation
Risk-free rate of return	3.92%
Minimum
Share-based compensation
Risk-free rate of return	3.85%